Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.38%
Air Freight & Logistics–0.63%
Hub Group, Inc., Class A(b)	78,481	$3,939,354
Aluminum–0.76%
Kaiser Aluminum Corp.	89,440	4,793,090
Apparel Retail–0.48%
Foot Locker, Inc.	91,150	3,010,684
Application Software–6.02%
Bottomline Technologies (DE), Inc.(b)	214,164	9,029,154
Envestnet, Inc.(b)	66,646	5,142,405
j2 Global, Inc.(b)	144,454	9,999,106
Paylocity Holding Corp.(b)	26,791	4,324,603
Q2 Holdings, Inc.(b)	101,579	9,270,100
		37,765,368
Asset Management & Custody Banks–1.40%
Federated Hermes, Inc., Class B	135,181	2,907,743
Focus Financial Partners, Inc., Class A(b)	178,949	5,867,738
		8,775,481
Auto Parts & Equipment–3.02%
Dorman Products, Inc.(b)	100,034	9,041,073
Visteon Corp.(b)	143,259	9,916,388
		18,957,461
Automotive Retail–3.05%
AutoNation, Inc.(b)	242,749	12,848,705
Monro, Inc.	155,393	6,304,294
		19,152,999
Biotechnology–4.13%
ADC Therapeutics S.A. (Switzerland)(b)	52,800	1,741,872
Emergent BioSolutions, Inc.(b)	117,049	12,094,673
G1 Therapeutics, Inc.(b)	86,063	994,028
Twist Bioscience Corp.(b)	82,728	6,284,846
uniQure N.V. (Netherlands)(b)	66,832	2,461,423
Zai Lab Ltd., ADR (China)(b)	28,347	2,357,620
		25,934,462
Building Products–1.41%
Masonite International Corp.(b)	90,036	8,859,542
Construction & Engineering–1.14%
Comfort Systems USA, Inc.	70,475	3,630,167
Valmont Industries, Inc.	28,540	3,544,097
		7,174,264
Construction Materials–0.88%
Summit Materials, Inc., Class A(b)	334,897	5,539,196
Diversified Banks–0.95%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	266,843	5,945,262
Diversified Metals & Mining–1.29%
Compass Minerals International, Inc.	136,402	8,095,459
Shares		Value
Electrical Components & Equipment–1.62%
Atkore International Group, Inc.(b)	202,873	$4,611,303
EnerSys	82,973	5,569,148
		10,180,451
Environmental & Facilities Services–0.45%
US Ecology, Inc.(b)	86,565	2,828,079
Gas Utilities–3.58%
National Fuel Gas Co.	114,986	4,667,282
South Jersey Industries, Inc.	441,794	8,513,370
Suburban Propane Partners L.P.	572,392	9,318,542
		22,499,194
General Merchandise Stores–1.04%
Big Lots, Inc.	81,553	3,637,264
Ollie’s Bargain Outlet Holdings, Inc.(b)	33,437	2,920,722
		6,557,986
Health Care Equipment–5.04%
AtriCure, Inc.(b)	147,035	5,866,696
CryoPort, Inc.(b)	148,947	7,060,088
iRhythm Technologies, Inc.(b)	26,418	6,290,390
Tandem Diabetes Care, Inc.(b)	109,536	12,432,336
		31,649,510
Health Care Facilities–0.75%
Tenet Healthcare Corp.(b)	192,956	4,729,352
Health Care Services–4.50%
1Life Healthcare, Inc.(b)	90,045	2,553,676
Addus HomeCare Corp.(b)	100,847	9,531,050
LHC Group, Inc.(b)	76,021	16,159,024
		28,243,750
Health Care Supplies–0.37%
OraSure Technologies, Inc.(b)	190,110	2,313,639
Health Care Technology–1.51%
American Well Corp., Class A(b)	57,617	1,707,768
Inspire Medical Systems, Inc.(b)	60,227	7,772,294
		9,480,062
Homebuilding–1.62%
TopBuild Corp.(b)	59,449	10,147,350
Hotel & Resort REITs–0.93%
DiamondRock Hospitality Co.(b)	1,154,208	5,851,835
Household Products–1.03%
Energizer Holdings, Inc.	164,503	6,438,647
Human Resource & Employment Services–3.55%
ASGN, Inc.(b)	200,240	12,727,254
Korn Ferry	330,594	9,587,226
		22,314,480
Hypermarkets & Super Centers–2.39%
BJ’s Wholesale Club Holdings, Inc.(b)	360,966	14,998,137

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Shares		Value
Industrial Machinery–4.92%
Chart Industries, Inc.(b)	92,871	$6,526,045
EnPro Industries, Inc.	108,241	6,105,875
Evoqua Water Technologies Corp.(b)	322,044	6,833,774
Rexnord Corp.	381,673	11,389,122
		30,854,816
Insurance Brokers–0.37%
Selectquote, Inc.(b)	113,569	2,299,772
Interactive Home Entertainment–0.90%
Zynga, Inc., Class A(b)	618,533	5,641,021
Investment Banking & Brokerage–1.16%
Stifel Financial Corp.	144,545	7,308,195
IT Consulting & Other Services–4.01%
CACI International, Inc., Class A(b)	40,822	8,701,618
KBR, Inc.	421,238	9,418,882
Perspecta, Inc.	361,052	7,022,461
		25,142,961
Leisure Facilities–0.32%
Cedar Fair L.P.(b)	71,394	2,004,030
Life Sciences Tools & Services–2.61%
Adaptive Biotechnologies Corp.(b)	87,566	4,258,334
NeoGenomics, Inc.(b)	158,571	5,849,684
Repligen Corp.(b)	42,316	6,243,303
		16,351,321
Multi-Utilities–0.94%
Avista Corp.	173,131	5,907,230
Office REITs–1.16%
Brandywine Realty Trust	703,148	7,270,550
Office Services & Supplies–1.21%
ACCO Brands Corp.	1,314,306	7,622,975
Oil & Gas Refining & Marketing–2.60%
Renewable Energy Group, Inc.(b)	305,390	16,313,934
Oil & Gas Storage & Transportation–0.42%
Noble Midstream Partners L.P.	357,076	2,613,796
Packaged Foods & Meats–1.00%
Simply Good Foods Co. (The)(b)	285,521	6,295,738
Paper Products–0.57%
Schweitzer-Mauduit International, Inc., Class A	117,824	3,580,671
Personal Products–0.93%
BellRing Brands, Inc., Class A(b)	280,823	5,824,269
Pharmaceuticals–1.33%
Axsome Therapeutics, Inc.(b)	33,155	2,362,294
Collegium Pharmaceutical, Inc.(b)	178,061	3,707,230
Intersect ENT, Inc.(b)	141,220	2,303,298
		8,372,822
Shares		Value
Property & Casualty Insurance–0.27%
ProSight Global, Inc.(b)	151,710	$1,720,391
Regional Banks–6.81%
BankUnited, Inc.	275,907	6,045,122
Berkshire Hills Bancorp, Inc.	242,834	2,455,052
Cathay General Bancorp	160,946	3,489,309
CIT Group, Inc.	195,117	3,455,522
First Horizon National Corp.	635,237	5,990,285
Heritage Financial Corp.	283,417	5,212,039
OceanFirst Financial Corp.	286,374	3,920,460
Pacific Premier Bancorp, Inc.	290,916	5,859,048
Signature Bank	30,050	2,493,850
Sterling Bancorp	365,786	3,848,069
		42,768,756
Restaurants–4.08%
Jack in the Box, Inc.(b)	111,033	8,806,027
Texas Roadhouse, Inc.(b)	155,093	9,428,104
Wendy’s Co. (The)	330,790	7,374,963
		25,609,094
Semiconductor Equipment–3.04%
Brooks Automation, Inc.	180,191	8,335,635
MKS Instruments, Inc.	98,216	10,728,134
		19,063,769
Semiconductors–1.73%
Semtech Corp.(b)	205,039	10,858,865
Specialized REITs–3.89%
EPR Properties(b)	221,625	6,094,687
Four Corners Property Trust, Inc.	448,925	11,487,991
National Storage Affiliates Trust	208,722	6,827,297
		24,409,975
Thrifts & Mortgage Finance–1.57%
WSFS Financial Corp.	364,847	9,839,924
Total Common Stocks & Other Equity Interests (Cost $539,266,013)		623,849,969
Money Market Funds–0.94%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)(d)	2,075,682	2,075,682
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)(d)	1,481,836	1,482,577
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)(d)	2,372,207	2,372,207
Total Money Market Funds (Cost $5,930,466)		5,930,466
TOTAL INVESTMENTS IN SECURITIES–100.32% (Cost $545,196,479)		629,780,435
OTHER ASSETS LESS LIABILITIES—(0.32)%		(2,030,934)
NET ASSETS–100.00%		$627,749,501
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,914,336	$100,346,174	$(100,184,828)	$-	$-	$2,075,682	$19,167
Invesco Liquid Assets Portfolio, Institutional Class	-	13,851,386	(12,368,313)	-	(496)	1,482,577	591
Invesco Treasury Portfolio, Institutional Class	-	22,162,218	(19,790,011)	-	-	2,372,207	248
Total	$1,914,336	$136,359,778	$(132,343,152)	$-	$(496)	$5,930,466	$20,006

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about April 30, 2021, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. Main Street Small Cap Fund® to Invesco V.I. Main Street Small Cap Fund®.
Invesco Oppenheimer V.I. Main Street Small Cap Fund®